CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Total USD ($)	Total CNY	Red 5 Studios, Inc. ("Red 5") CNY	Ordinary shares USD ($)	Ordinary shares CNY	Ordinary shares Red 5 Studios, Inc. ("Red 5") USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Additional paid-in capital Red 5 Studios, Inc. ("Red 5") CNY	Statutory reserves USD ($)	Statutory reserves CNY	Statutory reserves Red 5 Studios, Inc. ("Red 5") CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Accumulated other comprehensive loss Red 5 Studios, Inc. ("Red 5") CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated deficit Red 5 Studios, Inc. ("Red 5") CNY	Equity attributable to The9 limited USD ($)	Equity attributable to The9 limited CNY	Equity attributable to The9 limited Red 5 Studios, Inc. ("Red 5") CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY	Noncontrolling interest Red 5 Studios, Inc. ("Red 5") CNY
Balance at Dec. 31, 2011		1,251,831,169			1,996,367			2,110,986,623			28,071,982			(5,968,056)			(872,306,210)			1,262,780,706			(10,949,537)
Balance (in shares) at Dec. 31, 2011					24,456,805
Net loss		(559,826,125)		0	0			0			0			0			(514,002,092)			(514,002,092)			(45,824,033)
Unrealized loss on available -for-sales investment		(56,600)		0	0			0			0			(56,600)			0			(56,600)			0
Currency translation adjustments		(979,709)		0	0			0			0			(686,315)			0			(686,315)			(293,394)
Comprehensive loss		(560,862,434)																		(514,745,007)			(46,117,427)
Issuance of ordinary shares from stock option exercise (in shares)				68,321
Issuance of ordinary shares from stock option exercise		917,622			4,325			913,297			0			0			0			917,622			0
Repurchase and retirement of ADSs		(839,541)			(3,302)			(836,239)			0			0			0			(839,541)			0
Repurchase and retirement of ADSs (in shares)				(40,492)
Employee share based compensation		37,378,374		0	0			33,415,941			0			0			0			33,415,941			3,962,433
Change in equity interest attributable to noncontrolling interest		0		0	0			3,933,247			0			0			0			3,933,247			(3,933,247)
Termination of contractual arrangements with R&D VIEs		20,782,431		0	0			0			0			0			0			0			20,782,431
Equity contribution from noncontrolling interest of Red 5 (Note 5)								0
Issuance of shares by a subsidiary upon exercise of stock options		3,923		0	0			3,265			0			0			0			3,265			658
Balance at Dec. 31, 2012		749,211,544			1,997,390			2,148,416,134			28,071,982			(6,710,971)			(1,386,308,302)			785,466,233			(36,254,689)
Balance (in shares) at Dec. 31, 2012					24,484,634
Net loss		(562,916,605)		0	0			0			0			0			(526,261,572)			(526,261,572)			(36,655,033)
Unrealized loss on available -for-sales investment		(16,600)		0	0			0			0			(16,600)			0			(16,600)			0
Currency translation adjustments		(688,963)		0	0			0			0			(2,259,470)			0			(2,259,470)			1,570,507
Comprehensive loss		(563,622,168)																		(528,537,642)			(35,084,526)
Issuance of ordinary shares from stock option exercise (in shares)				330,533
Issuance of ordinary shares from stock option exercise		4,304,447			20,309			4,284,138			0			0			0			4,304,447			0
Repurchase and retirement of ADSs		(29,030,699)			(135,915)			(28,894,784)			0			0			0			(29,030,699)			0
Repurchase and retirement of ADSs (in shares)				(1,668,308)
Employee share based compensation		29,237,416		0	0			25,417,173			0			0			0			25,417,173			3,820,243
Change in equity interest attributable to noncontrolling interest		0		0	0			3,072,133			0			0			0			3,072,133			(3,072,133)
Equity contribution from noncontrolling interest of Red 5 (Note 5)								0
Issuance of shares by a subsidiary upon exercise of stock options		32,603		0	0			25,992			0			0			0			25,992			6,611
Balance at Dec. 31, 2013		190,133,143			1,881,784			2,152,320,786			28,071,982			(8,987,041)			(1,912,569,874)			260,717,637			(70,584,494)
Balance (in shares) at Dec. 31, 2013					23,146,859
Net loss attributable to the holders of ordinary share and noncontrolling interest		(108,065,791)		0	0			0			0			0			(86,622,470)			(86,622,470)			(21,443,321)
Net loss	(20,781,744)	(128,942,408)
Unrealized loss on available -for-sales investment	0	0
Currency translation adjustments	(194,043)	(1,203,960)		0	0			0			0			348,437			0			348,437			(1,552,397)
Comprehensive loss	(20,975,787)	(130,146,368)
Comprehensive loss		(109,269,751)			0			0			0			0			0			(86,274,033)			(22,995,718)
Issuance of ordinary shares from stock option exercise (in shares)				54,742
Issuance of ordinary shares from stock option exercise		812,635			3,369			809,266			0			0			0			812,635			0
Accretion in redemption value of redeemable noncontrolling interest (Note 28 )		(21,076,744)			0			(21,076,744)			0			0			0			(21,076,744)
Employee share based compensation		3,672,300		0	0			2,703,685			0			0			0			2,703,685			968,615
Change in equity interest attributable to noncontrolling interest		0		0	0			(42,692,211)			0			0			0			(42,692,211)			42,692,211
Equity contribution from noncontrolling interest of Red 5 (Note 5)			0			0		15,068,103	15,068,103			0			0			0			15,068,103			(15,068,103)
Conversion of loans due from Red 5 to equity (Note 5)			0			0			(31,784,850)			0			0			0			(31,784,850)			31,784,850
Issuance of shares by a subsidiary upon exercise of stock options		616,688		0	0			552,426			0			0			0			552,426			64,262
Balance at Dec. 31, 2014	$ 10,458,091	64,888,271		$ 303,832	1,885,153		$ 334,574,422	2,075,900,461		$ 4,524,382	28,071,982		$ (1,392,290)	(8,638,604)		$ (322,211,318)	(1,999,192,344)		$ 15,799,028	98,026,648		$ (5,340,937)	(33,138,377)
Balance (in shares) at Dec. 31, 2014				23,201,601